Filed with the Securities and Exchange Commission on September 15, 2025

1933 Act Registration File No. 333-182417

1940 Act File No. 811-22718

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ X ]

[   ] Pre-Effective Amendment No.

[X] Post-Effective Amendment No. 417

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ X ]

[X] Amendment No. 420

(Check appropriate box or boxes.)

TWO ROADS SHARED TRUST

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:

402-895-1600

The Corporation Trust Company

1209 Orange Street

Wilmington, DE  19801

(Name and. Address of Agent for Service)

Copy to:

Stacy H. Louizos Blank Rome LLP 1271 Avenue of the Americas New York, NY 10020	Timothy J. Burdick Ultimus Fund Solutions, LLC 80 Arkay Drive, Suite 110 Hauppauge, NY 11788

It is proposed that this filing will become effective (check appropriate box)

[   ]  immediately upon filing pursuant to paragraph (b)

[X] on September 23, 2025 pursuant to paragraph (b)

[   ]   60 days after filing pursuant to paragraph (a)

[   ]   on (date) pursuant to paragraph (a)

[   ] 75 days after filing pursuant to paragraph (a)(2)

[   ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box: [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 415 (“PEA 415”) to the Trust’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”) and Amendment No. 418 under the Investment Company Act of 1940, as amended (the “1940 Act”), was filed by the Registrant pursuant to Rule 485(a)(2) on July 3, 2025 via EDGAR (Accession No. 0001580642-25-004045) with respect to the Liberty One Spectrum ETF, Liberty One Defensive Dividend Growth ETF, and Liberty One Tactical Income ETF and was scheduled to become automatically effective on September 16, 2025.

This Post-Effective Amendment No. 417 under the 1933 Act and Amendment No. 420 under the 1940 Act is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating September 23, 2025 as the new effective date of PEA 415. This Post-Effective Amendment No. 417 incorporates by reference the information contained in Parts A, B and C of PEA 415.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 417 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hauppauge, State of New York, on the 15th day of September, 2025.

Two Roads Shared Trust

By: /s/ James Colantino

James Colantino*

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Mark D. Gersten*	Trustee & Chairman	September 15, 2025
Mark Garbin*	Trustee	September 15, 2025
Neil M. Kaufman*	Trustee	September 15, 2025
Anita K. Krug*	Trustee	September 15, 2025
James Colantino*	President and Principal Executive Officer	September 15, 2025
Laura Szalyga*	Treasurer and Principal Financial Officer	September 15, 2025

*By: /s/ Timothy Burdick

Timothy Burdick

Attorney in fact

* Pursuant to Powers of Attorney previously filed.

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